LOANS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about loans payable [Table Text Block]
Category	December 31,	December 31,
	2017	2016
Loans payable – First Majestic Silver Corp.	$-	$454,819